Loans Receivable, Net - Non-Accrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 7,422	$ 3,175
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,553	215
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,968	95
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	2,234	1,501
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	48
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	247	1,159
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	166	115
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	8
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 1,198	$ 90